SERIES C PREFERRED STOCK AND SERIES C WARRANTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 04, 2025	Aug. 18, 2025	Feb. 28, 2026	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 20, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock par value					$ 0.01				$ 0.01		$ 0.01	$ 0.01
Stock issued in private placement, value					$ 4,620,000		$ 1,408,748	$ 23,881,110			$ 51,348,000
Offering costs											$ 115,000
Proceeds from exercise of warrants									$ 1,000,000
Change in fair value of warrant liability					$ 1,805				$ 1,805
Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees paid	$ 50,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued convertible into shares	9,900
Warrant exercise price per share	$ 10,000
Issuance of common stock for cash, shares	100
Number of shares issued			50		50				50
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock liquidation value per share	$ 10,000
Preferred stock stated value percentage	100.00%
Preferred stock dividend rate	0.00%
Annual increased dividend rate	10.00%
Preferred stock, conversion price	$ 10,000
Fixed conversion price	$ 5.00
Preferred stock, conversion basis	(i) the Common Stock has been suspended for trading on all Eligible Markets, (ii) Conversion Shares cannot be sold by the Holder because of violation of Section 32 by the Company, or (iii) Conversion Shares are not delivered after the Share Delivery Deadline, that day’s dollar volume shall be excluded from the calculation of the total aggregate dollar volume of the Conversion Measuring Period. All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Conversion Measuring Period; provided further that in no event shall the Conversion Price be lower than the Floor Price of $12.50 subject to adjustment per the Board’s discretion.
Preferred stock, conversion basis for bankruptcy	Upon any bankruptcy triggering event, the Company shall immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company shall be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price.
Preferred stock, fair value amount					$ 117,754				$ 117,754
Preferred stock, deemed dividend amount					882,246				882,246
Offering costs					50,000				50,000
Registration rights penalty amount									$ 11,000
Issuance of common stock for cash, shares									100,000
Preferred stock, redemption amount					$ 1,000,000				$ 1,000,000
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share			$ 10,000		$ 10,000				$ 10,000
Proceeds from exercise of warrants			$ 500,000						$ 500,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued convertible into shares			50		50				50
Warrant exercise price per share													$ 300,000,000,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock converted				50					50
Preferred Stock [Member] | Series C Preferred Stock [Member] | Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued in private placement, shares	100
Preferred stock par value	$ 0.01
Preferred stock stated value	$ 10,000
Stock issued in private placement, value	$ 1,000,099
Warrants issued convertible into shares	9,900
Warrant exercise price per share	$ 10,000
Preferred stock , shares outstanding					100				100
Initial fair value of warrants	$ 882,345
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued in private placement, shares								81,000			342,230
Stock issued in private placement, value								$ 81			$ 342
Issuance of common stock for cash, shares		40,000		183,655		20,437	40,000		136,345			13